Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,254,213	$ 308,826	¥ 2,624,719	$ 359,585	¥ 1,494,150		¥ 2,664,132
Amounts due from subsidiaries	61,722	8,456	6,989
Prepayments and other current assets	1,321,340	181,024	1,428,769
Total current assets	17,908,711	2,453,485	18,503,018
Non-current assets
Other assets	500,363	68,549	861,491
Total non-current assets	4,332,068	593,490	4,637,773
TOTAL ASSETS	22,240,779	3,046,975	23,140,791
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs' subsidiaries	10,927	1,497	2,958
Accrued interest payable	5,596		4,389
Accruals and other current liabilities	4,019,676	550,691	4,434,254
Convertible notes			505,450
Total current liabilities	9,604,374	1,315,791	12,324,597
TOTAL LIABILITIES	11,500,773	1,575,596	13,430,709
SHAREHOLDERS’ EQUITY:
Treasury Stock	(328,764)	(45,040)	(328,764)			$ (48,000)
Additional paid-in capital	3,314,866	454,134	3,204,961
Accumulated other comprehensive income	(29,559)	(4,050)	(13,545)
Retained earnings	6,604,908	904,869	5,740,611
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,240,779	3,046,975	23,140,791
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	205	31	199
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	41	7	41
Parent
Current assets
Cash and cash equivalents	24,523	3,361	48,030
Prepayments and other current assets	7,234	992	6,717
Total current assets	380,073	52,073	397,838
Non-current assets
Investments in subsidiaries	13,272,552	1,818,332	12,058,899
Other assets	660	90	103
Total non-current assets	13,273,212	1,818,422	12,059,002
TOTAL ASSETS	13,653,285	1,870,495	12,456,840
Current liabilities
Accrued interest payable	0	0	2,095
Accruals and other current liabilities	9,947	1,362	9,198
Convertible notes	0	0	505,450
Total current liabilities	2,913,279	399,116	2,746,758
TOTAL LIABILITIES	2,913,279	399,116	2,746,758
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Treasury Stock	(328,764)	(45,040)	(328,764)
Additional paid-in capital	3,314,866	454,134	3,204,961
Accumulated other comprehensive income	(29,559)	(4,050)	(13,545)
Retained earnings	7,783,217	1,066,297	6,847,190
Total equity attributable to owners of the company	10,740,006	1,471,379	9,710,082
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,653,285	1,870,495	12,456,840
Parent | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	205	31	199
Parent | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	41	7	41
Parent | Affiliated Entity
Current assets
Amounts due from subsidiaries	348,316	47,720	343,091
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs' subsidiaries	¥ 2,903,332	$ 397,754	¥ 2,230,015